UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/13

Date of reporting period:  06/30/13

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2013 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 55.70%
Commercial & Professional Services - 4.32%
FTI Consulting, Inc. (a)	390,807	$12,853,642
Securitas AB (b)	514,929	4,503,450
		17,357,092
Consumer Durables & Apparel - 1.74%
Coach, Inc.	122,659	7,002,602
Consumer Services - 1.88%
Speedway Motorsports, Inc.	435,200	7,572,480
Diversified Financials - 5.87%
The Bank Of New York Mellon Corp.	403,000	11,304,150
The Western Union Co.	718,470	12,293,022
		23,597,172
Energy - 6.31%
Bill Barrett Corp. (a)	648,570	13,114,085
Newfield Exploration Co. (a)	278,130	6,644,526
Swift Energy Co. (a)	468,200	5,613,718
		25,372,329
Food & Staples Retailing - 1.00%
The Pantry, Inc. (a)	332,233	4,046,598
Insurance - 3.49%
Baldwin & Lyons, Inc. - Class B	70,272	1,706,204
Berkshire Hathaway, Inc. - Class B (a)	110,000	12,311,200
		14,017,404
Materials - 3.79%
Newmont Mining Corp.	214,630	6,428,169
Pan American Silver Corp. (b)	501,800	5,840,952
Royal Gold, Inc.	70,500	2,966,640
		15,235,761
Media - 2.03%
World Wrestling Entertainment, Inc. (c)	792,769	8,173,449
Pharmaceuticals, Biotechnology & Life Sciences - 2.69%
Bio-Rad Laboratories, Inc. (a)	96,327	10,807,889
Retailing - 3.14%
Aaron's, Inc.	73,674	2,063,609
Big Lots, Inc. (a)	334,610	10,550,253
		12,613,862
Software & Services - 13.38%
Amdocs Ltd. (b)	233,400	8,656,806
Check Point Software Technologies Ltd. (a)(b)	59,980	2,979,806
CSG Systems International, Inc.	355,925	7,723,573
EPIQ Systems, Inc. (c)	612,066	8,244,529
Global Payments, Inc.	139,000	6,438,480
ManTech International Corp.	153,144	4,000,121
Microsoft Corp.	275,000	9,495,750
SAIC, Inc.	450,000	6,268,500
		53,807,565
Technology Hardware & Equipment - 5.10%
Dell, Inc.	928,000	12,388,800
Ingram Micro, Inc. (a)	428,106	8,129,733
		20,518,533
Telecommunication Services - 0.96%
Telephone & Data Systems, Inc.	156,769	3,864,356
TOTAL COMMON STOCKS (Cost $213,359,555)		223,987,092

	Principal
	Amount
CORPORATE BONDS - 25.55%
Commercial & Professional Services - 0.70%
ADS Tactical, Inc. (d)(e)
11.000%, 04/01/2018	$2,930,000	2,827,450
Consumer Durables & Apparel - 2.11%
Smith & Wesson Holding Corp. (d)(e)(f)
5.875%, 06/15/2017	8,487,000	8,487,000
Consumer Services - 1.88%
Ruby Tuesday, Inc.
7.625%, 05/15/2020	7,614,000	7,575,930
Diversified Financials - 1.03%
National Money Mart Co. (b)
10.375%, 12/15/2016	3,901,000	4,135,060
Energy - 8.73%
Bill Barrett Corp.
9.875%, 07/15/2016	5,665,000	5,959,580

EPL Oil & Gas, Inc.
8.250%, 02/15/2018	7,755,000	7,987,650
Northern Oil & Gas, Inc.
8.000%, 06/01/2020	8,501,000	8,586,010
PetroQuest Energy, Inc.
10.000%, 09/01/2017	6,182,000	6,305,640
PHI, Inc.
8.625%, 10/15/2018	2,321,000	2,460,260
Swift Energy Co.
8.875%, 01/15/2020	3,677,000	3,810,291
		35,109,431
Food & Staples Retailing - 0.79%
Spartan Stores, Inc. (d)(e)(f)
6.625%, 12/15/2016	3,000,000	3,165,000
Food, Beverage & Tobacco - 1.78%
Cott Beverages, Inc.
8.125%, 09/01/2018	6,632,000	7,145,980
Household & Personal Products - 1.99%
Central Garden & Pet Co.
8.250%, 03/01/2018	2,925,000	2,961,563
The Scotts Miracle-Gro Co.
7.250%, 01/15/2018	4,807,000	5,047,350
		8,008,913
Materials - 1.89%
Compass Minerals International, Inc.
8.000%, 06/01/2019	6,029,000	6,420,885
Intertape Polymer US, Inc.
8.500%, 08/01/2014	1,195,000	1,189,025
		7,609,910
Pharmaceuticals, Biotechnology & Life Sciences - 0.45%
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	1,739,000	1,819,801
Software & Services - 1.72%
ManTech International Corp.
7.250%, 04/15/2018	6,665,000	6,931,600
Transportation - 2.48%
Quality Distribution LLC / QD Capital Corp.
9.875%, 11/01/2018	4,636,000	5,041,650
Swift Services Holdings, Inc.
10.000%, 11/15/2018	4,438,000	4,903,990
		9,945,640
TOTAL CORPORATE BONDS (Cost $103,833,629)		102,761,715

SENIOR LOANS - 0.75%
Food & Staples Retailing - 0.75%
The Pantry, Inc. (g)
5.750%, 08/03/2019	2,984,962	3,009,230
TOTAL SENIOR LOANS (Cost $3,046,978)		3,009,230

Total Investments (Cost $320,240,162) - 82.00%		329,758,037
Other Assets in Excess of Liabilities - 18.00%		72,389,450
TOTAL NET ASSETS - 100.00%		$402,147,487

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c) Affiliated company. See Footnote 3.
(d) Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities as of June 30, 2013 was $14,479,450, which represented 3.60% of net assets.
(e) Security is considered illiquid and may be difficult to sell.
(f) Fair valued security. The aggregate value of fair valued securities as of June 30, 2013 was $11,652,000, which represented 2.90% of net assets.
(g) Variable rate security. The rate is as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Open Forward Currency Contracts
June 30, 2013 (Unaudited)

Counterparty of Contract	Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation
Morgan Stanley	11/20/2013	U.S. Dollars	4,942,339	Swedish Krona	33,000,000	$37,137
						$37,137
The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2013 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 44.33%
Commercial & Professional Services - 4.80%
FTI Consulting, Inc. (a)	599,915	$19,731,205
Securitas AB (b)	1,365,060	11,938,499
		31,669,704
Energy - 5.16%
Bill Barrett Corp. (a)	756,006	15,286,441
Newfield Exploration Co. (a)	783,585	18,719,846
		34,006,287
Insurance - 2.52%
Aspen Insurance Holdings Ltd. (b)	448,081	16,619,324
Materials - 1.76%
Pan American Silver Corp. (b)	1,000,000	11,640,000
Media - 3.21%
World Wrestling Entertainment, Inc. (c)	2,055,828	21,195,587
Pharmaceuticals, Biotechnology & Life Sciences - 3.20%
Bio-Rad Laboratories, Inc. (a)	188,069	21,101,342
Retailing - 4.14%
Aaron's, Inc.	625,130	17,509,891
Big Lots, Inc. (a)	309,685	9,764,368
		27,274,259
Software & Services - 13.00%
Amdocs Ltd. (b)	570,321	21,153,206
CSG Systems International, Inc.	433,654	9,410,292
EPIQ Systems, Inc. (c)	1,411,174	19,008,514
Global Payments, Inc.	428,129	19,830,935
ManTech International Corp.	436,167	11,392,682
SAIC, Inc.	352,680	4,912,832
		85,708,461
Technology Hardware & Equipment - 5.05%
Ingram Micro, Inc. (a)	1,161,208	22,051,340
Tech Data Corp. (a)	239,174	11,262,704
		33,314,044
Telecommunication Services - 1.49%
Telephone & Data Systems, Inc.	398,613	9,825,810
TOTAL COMMON STOCKS (Cost $268,455,007)		292,354,818

Total Investments (Cost $268,455,007) - 44.33%		292,354,818
Other Assets in Excess of Liabilities - 55.67%		367,096,065
TOTAL NET ASSETS - 100.00%		$659,450,883

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c) Affiliated company. See Footnote 3.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Open Forward Currency Contracts
June 30, 2013 (Unaudited)

Counterparty of Contract	Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation
Morgan Stanley	7/10/2013	U.S. Dollars	12,162,676	Swedish Krona	80,000,000	$236,667
						$236,667

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2013 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCKS - 1.37%
Media - 1.11%
World Wrestling Entertainment, Inc. (a)	118,525	$1,221,993
Software & Services - 0.26%
ManTech International Corp.	11,100	289,932
TOTAL COMMON STOCKS (Cost $1,331,501)		1,511,925

	Principal
	Amount
CORPORATE BONDS - 54.22%
Commercial & Professional Services - 1.01%
ADS Tactical, Inc. (b)(c)
11.000%, 04/01/2018	$1,150,000	1,109,750
Consumer Durables & Apparel - 4.24%
Smith & Wesson Holding Corp. (b)(c)(d)
5.875%, 06/15/2017	4,688,000	4,688,000
Consumer Services - 3.09%
Ruby Tuesday, Inc.
7.625%, 05/15/2020	3,434,000	3,416,830
Diversified Financials - 1.92%
National Money Mart Co. (e)
10.375%, 12/15/2016	2,005,000	2,125,300
Energy - 19.10%
Bill Barrett Corp.
9.875%, 07/15/2016	4,011,000	4,219,572
EPL Oil & Gas, Inc.
8.250%, 02/15/2018	4,244,000	4,371,320
Northern Oil & Gas, Inc.
8.000%, 06/01/2020	4,395,000	4,438,950
PetroQuest Energy, Inc.
10.000%, 09/01/2017	3,662,000	3,735,240
PHI, Inc.
8.625%, 10/15/2018	1,544,000	1,636,640
Swift Energy Co.
7.125%, 06/01/2017	644,000	631,120
8.875%, 01/15/2020	2,000,000	2,072,500
		21,105,342
Food & Staples Retailing - 1.91%
Spartan Stores, Inc. (b)(c)(d)
6.625%, 12/15/2016	2,000,000	2,110,000
Food, Beverage & Tobacco - 3.80%
Cott Beverages, Inc.
8.125%, 09/01/2018	3,896,000	4,197,940
Household & Personal Products - 4.68%
Central Garden & Pet Co.
8.250%, 03/01/2018	1,890,000	1,913,625
The Scotts Miracle-Gro Co.
7.250%, 01/15/2018	3,110,000	3,265,500
		5,179,125
Materials - 4.34%
Compass Minerals International, Inc.
8.000%, 06/01/2019	3,921,000	4,175,865

Intertape Polymer US, Inc.
8.500%, 08/01/2014	621,000	617,895
		4,793,760
Pharmaceuticals, Biotechnology & Life Sciences - 2.16%
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	2,278,000	2,383,845
Software & Services - 2.94%
ManTech International Corp.
7.250%, 04/15/2018	3,120,000	3,244,800
Transportation - 5.03%
Quality Distribution LLC / QD Capital Corp.
9.875%, 11/01/2018	2,000,000	2,175,000
Swift Services Holdings, Inc.
10.000%, 11/15/2018	3,054,000	3,374,670
		5,549,670
TOTAL CORPORATE BONDS (Cost $60,526,425)		59,904,362

SENIOR LOANS - 1.81%
Food & Staples Retailing - 1.81%
The Pantry, Inc. (f)
5.750%, 08/03/2019	1,989,975	2,006,153
TOTAL SENIOR LOANS (Cost $2,031,309)		2,006,153

Total Investments (Cost $63,889,235) - 57.40%		63,422,440
Other Assets in Excess of Liabilities - 42.60%		47,062,772
TOTAL NET ASSETS - 100.00%		$110,485,212

Percentages are stated as a percent of net assets.

(a) Affiliated company. See Footnote 3.
(b) Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at June 30, 2013 was $7,907,750, which represented 7.16% of net assets.
(c) Security is considered illiquid and may be difficult to sell.
(d) Fair valued security. The aggregate value of fair valued securities as of June 30, 2013 was $6,798,000, which represented 6.15% of net assets.
(e) Foreign issued security.
(f) Variable rate security. The rate is as of June 30, 2013.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2013 (Unaudited)
Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 51.10%
Commercial & Professional Services - 3.78%
FTI Consulting, Inc. (a)	44,975	$1,479,228
Consumer Durables & Apparel - 1.09%
Coach, Inc.	7,500	428,175
Diversified Financials - 6.17%
Northern Trust Corp.	7,300	422,670
The Bank Of New York Mellon Corp.	54,810	1,537,420
The Western Union Co.	26,500	453,415
		2,413,505
Energy - 4.67%
Bill Barrett Corp. (a)	48,870	988,151
Newfield Exploration Co. (a)	35,250	842,123
		1,830,274
Insurance - 1.43%
Aspen Insurance Holdings Ltd. (b)	15,100	560,059
Materials - 1.71%
Pan American Silver Corp. (b)	57,510	669,416
Media - 2.69%
World Wrestling Entertainment, Inc. (c)	102,231	1,054,002
Pharmaceuticals, Biotechnology & Life Sciences - 2.79%
Bio-Rad Laboratories, Inc. (a)	9,741	1,092,940
Retailing - 2.06%
Big Lots, Inc. (a)	18,700	589,611
Staples, Inc.	13,600	215,696
		805,307
Software & Services - 13.26%
Amdocs Ltd. (b)	20,580	763,312
Check Point Software Technologies Ltd. (a)(b)	8,000	397,440
CSG Systems International, Inc.	37,695	817,982
EPIQ Systems, Inc. (c)	32,570	438,718
Global Payments, Inc.	21,810	1,010,239
Microsoft Corp.	25,030	864,286
SAIC, Inc.	64,710	901,410
		5,193,387
Technology Hardware & Equipment - 8.44%
Dell, Inc.	84,710	1,130,878
Ingram Micro, Inc. (a)	63,123	1,198,706
Tech Data Corp. (a)	8,000	376,720
Tellabs, Inc.	302,420	598,792
		3,305,096
Telecommunication Services - 3.01%
Telephone & Data Systems, Inc.	47,838	1,179,207
TOTAL COMMON STOCKS (Cost $18,287,616)		20,010,596

Total Investments (Cost $18,287,616) - 51.10%		20,010,596
Other Assets in Excess of Liabilities - 48.90%		19,151,951
TOTAL NET ASSETS - 100.00%		$39,162,547

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c) Affiliated company. See Footnote 3.

The accompanying footnotes are an integral part of these Schedules of Investments.

Footnotes to the Schedules of Investments
June 30, 2013 (Unaudited)

1. Fair Valuation Measurement

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, senior loans and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  These securities will generally be classified as Level 2 securities.

Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Funds' investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Intrepid Capital Fund
Total Common Stocks*	$223,987,092	$-	$-	$223,987,092
Corporate Bonds
Consumer Discretionary	-	7,575,930	8,487,000	16,062,930
Consumer Staples	-	10,107,543	3,165,000	13,272,543
Energy	-	35,109,431	-	35,109,431
Financials	-	4,135,060	-	4,135,060
Health Care	-	1,819,801	-	1,819,801
Industrials	-	12,773,090	-	12,773,090
Information Technology	-	6,931,600	-	6,931,600
Materials	-	12,657,260	-	12,657,260
Total Corporate Bonds*	-	91,109,715	11,652,000	102,761,715

Total Senior Loans*	-	3,009,230	-	3,009,230

Total Investments in Securities	$223,987,092	$94,118,945	$11,652,000	$329,758,037

Other Financial Instruments**
Total Forward Currency Contracts	$-	$37,137	$-	$37,137

Intrepid Small Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$292,354,818	$-	$-	$292,354,818

Total Investment in Securities	$292,354,818	$-	$-	$292,354,818

Other Financial Instruments**
Total Forward Currency Contracts	$-	$236,667	$-	$236,667

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,511,925	$-	$-	$1,511,925
Corporate Bonds
Consumer Discretionary	-	3,416,830	4,688,000	8,104,830
Consumer Staples	-	6,111,565	2,110,000	8,221,565

Energy	-	21,105,342	-	21,105,342
Financials	-	2,125,300	-	2,125,300
Health Care	-	2,383,845	-	2,383,845
Industrials	-	6,659,420	-	6,659,420
Information Technology	-	3,244,800	-	3,244,800
Materials	-	8,059,260	-	8,059,260
Total Corporate Bonds*	-	53,106,362	6,798,000	59,904,362

Totol Senior Loans*	-	2,006,153	-	2,006,153

Total Investment in Securities	$1,511,925	$55,112,515	$6,798,000	$63,422,440

Intrepid Disciplined Value Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$20,010,596	$-	$-	$20,010,596

Total Investment in Securities	$20,010,596	$-	$-	$20,010,596

* For further information regarding security characteristics, please see the Schedules of Investments.
** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

There were no transfers of securities between Level 1 and Level 2 during the reporting period.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period.

	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Beginning Balance - October 1, 2012	$-	$-	$-	$-
Purchases	-	-	-	-
Sales	-	-	-	-
Realized gains	-	-	-	-
Realized losses	-	-	-	-
Change in unrealized depreciation	-	-	-	-
Net Transfers Into/(Out of) Level 3	11,652,000	-	6,798,000	-
Ending Balance - June 30, 2013	$11,652,000	$-	$6,798,000	$-

  The movements from Level 2 to Level 3 in the Intrepid Capital Fund and the Intrepid Income Fund were due to the Funds' pricing agent no longer pricing bonds held in those Funds.
As such, the securities are now being fair valued in accordance with procedures approved by the Board of Trustees.

Transfers between levels are recognized at the end of the reporting period.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3.

Intrepid Capital Fund
Type of Security	Industry	Fair Value at 6/30/2013	Valuation Techniques	Unobservable Inputs	Range
Corporate Bonds
	Consumer Durables & Apparel	$ 8,487,000	Cost	Cost	N/A

	Food & Staples Retailing	3,165,000	Broker quotes	Mean of two independent broker quotes	N/A

Intrepid Income Fund
Type of Security	Industry	Fair Value at 6/30/2013	Valuation Techniques	Unobservable Inputs	Range
Corporate Bonds
	Consumer Durables & Apparel	$ 4,688,000	Cost	Cost	N/A

	Food & Staples Retailing	2,110,000	Broker quotes	Mean of two independent broker quotes	N/A

The significant unobservable inputs used in the fair value measurement of the corporate bonds is the cost of the portfolio security, which approximates fair value in this case and the mean of two unpublished independent broker quotes, which approximates the bond’s value in the market place.

Derivative Instruments and Hedging Activities

The Funds' adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to exchange rate risk. During the period ended
June 30, 2013, the Intrepid Capital Fund and Intrepid Small Cap Fund held derivative instruments.

Balance Sheet - Values of Forward Currency Contracts as of June 30, 2013

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$37,137	N/A	$-
Total		$37,137		$-

Intrepid Small Cap Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$236,667	N/A	$-
Total		$236,667		$-

The average monthly notional amount of forward currency contracts during the period ended June 30, 2013 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Small Cap Fund
Forward currency contracts	$ 563,120	$-

Short Positions	Intrepid Capital Fund	Intrepid Small Cap Fund
Forward currency contract	$ (5,084,469)	$(12,027,242)

Derivative Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2013 for Intrepid Capital Fund, Intrepid Small Cap, Intrepid Income Fund, and Intrepid Disciplined Value Fund (collectively the "Funds"), were as follows*:

		Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
	Cost of Investments	$320,240,162	$268,455,007	$63,889,235	$18,287,616
	Gross unrealized appreciation	$27,084,436	$39,645,298	$536,116	$2,742,882
	Gross unrealized depreciation	(17,566,561)	(15,745,487)	(1,002,911)	(1,019,902)
	Net unrealized appreciation	$9,517,875	$23,899,811	$(466,795)	$1,722,980

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

3.	Transactions with Affiliates
	The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from
	October 1, 2012 through June 30, 2013. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	Intrepid Capital Fund
		Share Balance/Face Value ($)			Share Balance/Face Value ($)	Interest	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2012	Additions	Reductions	at June 30, 2013	Income	Income	Gain	June 30, 2013	June 30, 2013
	American Greetings Corp. (a)	542,619	-	(542,619)	-	$ -	$ 137,494	$ 380,230	$ -	$ -
	EPIQ Systems, Inc.	612,066	-	-	612,066	-	220,344	-	8,244,529	7,328,793
	ManTech International Corp. (a)	206,660	-	(53,516)	153,144	-	120,584	150,434	4,000,121	3,582,870
	World Wrestling Entertainment, Inc.	792,769	-	-	792,769	-	285,397	-	8,173,449	7,259,354
	ManTech International Corp., 7.250%, 04/15/2018 (a)	-	6,665,000	-	6,665,000	8,689	-	-	6,931,600	7,033,415
						$ 8,689	$ 763,819	$ 530,664	$ 27,349,699	$ 25,204,432

	Intrepid Small Cap Fund
		Share Balance			Share Balance	Interest	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2012	Additions	Reductions	at June 30, 2013	Income	Income	Gain/(Loss)	June 30, 2013	June 30, 2013
	American Greetings Corp. (a)	1,100,587	-	(1,100,587)	-	$ -	$ 239,604	$ 437,773	$ -	$ -
	EPIQ Systems, Inc.	1,536,074	-	(124,900)	1,411,174	-	521,226	196,383	19,008,514	16,452,496
	ManTech International Corp. (a)	958,703	-	(522,536)	436,167	-	450,478	(5,355,807)	11,392,682	11,384,352
	World Wrestling Entertainment, Inc.	1,742,782	313,046	-	2,055,828	-	707,364	-	21,195,587	18,395,653
						$ -	$ 1,918,672	$ (4,721,651)	$ 51,596,783	$ 46,232,501
	Intrepid Income Fund
		Share Balance/Face Value ($)			Share Balance/Face Value ($)	Interest	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2012	Additions	Reductions	at June 30, 2013	Income	Income	Gain	June 30, 2013	June 30, 2013
	ManTech International Corp. (a)	33,300	-	(22,200)	11,100	$ -	$ 19,089	$ 97,553	$ 289,932	$ 242,907
	World Wrestling Entertainment, Inc.	113,320	5,205	-	118,525	-	42,044	-	1,221,993	1,088,594
	ManTech International Corp., 7.250%, 04/15/2018 (a)	-	3,120,000	-	3,120,000	11,047	-	-	3,244,800	3,293,407
						$ 11,047	$ 61,133	$ 97,553	$ 4,756,725	$ 4,624,908

	Intrepid Disciplined Value Fund
		Share Balance			Share Balance	Interest	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2012	Additions	Reductions	at June 30, 2013	Income	Income	Gain/(Loss)	June 30, 2013	June 30, 2013
	American Greetings Corp. (a)	58,711	-	(58,711)	-	$ -	$ 12,950	$ 40,538	$ -	$ -
	EPIQ Systems, Inc.	81,682	-	(49,112)	32,570	-	25,604	52,476	438,718	365,343
	World Wrestling Entertainment, Inc.	126,084	-	(23,853)	102,231	-	36,803	(46,056)	1,054,002	911,106
						$ -	$ 75,357	$ 46,958	$ 1,492,720	$ 1,276,449

	(a) Security is no longer an affiliated company at June 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)              /s/ Mark F. Travis
Mark F. Travis, President

Date          08/21/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Mark F. Travis
Mark F. Travis, President

Date         08/21/2013

By (Signature and Title)*            /s/ Donald C. White
Donald C. White, Treasurer

Date         08/22/2013

* Print the name and title of each signing officer under his or her signature.